U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


1.   Name and address of issuer:

          IAI Investment Funds VI, Inc.
          3700 First Bank Place
          601 Second Avenue South
          Minneapolis, MN  55402

2. Name of each series or class of securities for which this form is filed (If the Form is being filed for all series and classes of securities ofthe issuer, check the box but do not list series or classes):

     IAI Government Fund

3.   Investment Company Act File Number:

     Securities Act File Number:  33-40496

4(a). Last day of fiscal year for which this Form is filed:

          November 30, 1997

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.        Calculation of registration fee:

(i)     Aggregate sale price of                              7,491,394
        securities sold during the fiscal
        year pursuant to section 24(f):
(ii)    Aggregate price of securities         17,883,098
        redeemed or repurchased during the
        fiscal year:
(iii)   Aggregate price of securities
        redeemed or repurchased during any
        prior fiscal year ending no earlier
        than October 11, 1995 that were not
        previously used to reduce
        registration fees payable to the           --
        Commission:
(iv)    Total available redemption                           17,883,098
        credits [add Items 5(ii) and
        5(iii)]:
(v)     Net sales - if Item 5(i) is greater                       --
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:
(vi)    Redemption credits available          $10,391,704
        for use in future years - if Item
        5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item
        5(i)]:
(vii)   Multiplier for determining
        registration fee (See Instruction
        C.9):
(viii)  Registration fee due [multiply                       =$0
        Item 5(v) by Item 5(vii)] (enter "0"
        if no fee is due):

     6. Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: --. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: --.

     7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                +$--

     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                =$0

     9. Date the registration fee and any interest payment was sent to the Commisison's lockbox depository:

                  Method of Delivery:

                       Wire Transfer
                       Mail or other means

                         SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title):

     ________________________________________
     William C. Joas, Vice President


     Date:  January 21, 1998